Revenue - Net Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Net revenue	$ 26,389	$ 1,218
LOQTORZI
Revenue
Net revenue	19,131	554
Other revenue
Revenue
Net revenue	$ 7,258	$ 664